Acquisition of ACT Genomics - Disclosure of Reconciliation of Changes in Goodwill (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill (note 15)	$ 29,170,123	$ 33,800,276	$ 3,978,065
ACT Genomics Holdings Company Limited
Disclosure of reconciliation of changes in goodwill [line items]
Consideration transferred (note 34(A))		49,783,820
Non-controlling interests, based on their proportionate interest in the recognized amounts of the assets and liabilities of ACT Genomics		6,483,762
Fair value of identifiable net assets (note 34(C))		22,467,306
Goodwill (note 15)		$ 33,800,276